Goodwill and Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	10 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 14, 2023
Impairment on goodwill	$ 36,056	$ 36,056
Successor [Member]
Goodwill	$ 8,737	$ 8,737	$ 8,737	$ 8,737
Impairment on goodwill			$ 36,056